Unlimited HFEQ Equity Long/Short ETF
Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 80.2%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	4,206	$508,379
Energy Select Sector SPDR Fund	11,465	645,365
Industrial Select Sector SPDR Fund	7,090	1,227,492
Materials Select Sector SPDR Fund	43,306	2,215,102
SPDR S&P Biotech ETF	8,519	1,164,462
SPDR S&P Retail ETF	10,244	860,394
Utilities Select Sector SPDR Fund	13,751	610,819
Vanguard Mid-Cap ETF	19,587	1,546,590
Vanguard US Momentum Factor ETF	6,075	1,414,867
Vanguard Value ETF	13,985	2,962,722
		13,156,192

TOTAL EXCHANGE TRADED FUNDS (Cost $12,565,486)		13,156,192

SHORT-TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(a)	1,745,336	1,745,336

TOTAL SHORT-TERM INVESTMENTS (Cost $1,745,336)		1,745,336

TOTAL INVESTMENTS - 90.8% (Cost $14,310,822)		$14,901,528
Other Assets in Excess of Liabilities - 9.2%		1,507,204
TOTAL NET ASSETS - 100.0%		$16,408,732

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

Unlimited HFEQ Equity Long/Short ETF
Schedule of Futures Contracts
May 31, 2026 (Unaudited)

The Unlimited HFEQ Equity Long/Short ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of May 31, 2026:

FUTURES CONTRACTS - 5.6%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CBOE VIX	69	06/17/2026	$1,213,593	$(192,750)
E-Mini Financial Select Sector	14	06/18/2026	2,226,035	60,687
E-Mini Nasdaq 100	6	06/18/2026	3,648,630	266,048
E-Mini Russell 2000 Index	7	06/18/2026	1,023,505	24,173
E-Mini S&P 500 Index	4	06/18/2026	1,519,150	116,716
Euro Stoxx 50	33	06/19/2026	2,335,220	118,582
MSCI EAFE Index	14	06/19/2026	2,177,910	82,217
MSCI Emerging Markets Index	29	06/19/2026	2,535,325	276,309
Nikkei 225	3	06/11/2026	993,450	164,003
				915,985

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P Real Estate Index	(14)	06/18/2026	(753,725)	(787)

Net Unrealized Appreciation (Depreciation)				$915,198